UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2019

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund
The fund's portfolio
11/30/18 (Unaudited)

COMMON STOCKS (80.4%)(a)
	Shares	Value
Aerospace and defense (0.4%)
Sparton Corp.(NON)	79,023	$1,134,770

		1,134,770
Airlines (1.2%)
JetBlue Airways Corp.(NON)	179,185	3,497,691

		3,497,691
Auto components (0.8%)
Cooper Tire & Rubber Co.	47,977	1,640,813
VOXX International Corp.(NON)	141,383	709,743

		2,350,556
Banks (9.2%)
Bancorp, Inc. (The)(NON)	51,694	514,355
BankUnited, Inc.	12,190	421,043
Berkshire Hills Bancorp, Inc.	35,700	1,219,155
Brookline Bancorp, Inc.	38,400	594,432
Cadence BanCorporation	93,029	1,908,025
Coastal Financial Corp. (WA)(NON)	54,951	876,468
FCB Financial Holdings, Inc. Class A(NON)	28,464	1,128,313
First Horizon National Crop.	86,035	1,418,717
First Merchants Corp.	31,500	1,324,260
FVCBankcorp, Inc.(NON)	17,098	346,235
Hancock Whitney Corp.	17,390	699,426
IBERIABANK Corp.	22,100	1,651,975
Independent Bank Group, Inc.	44,621	2,553,214
Investors Bancorp, Inc.	124,580	1,529,842
Pacific City Financial Corp.(S)	43,290	696,969
Pacific Premier Bancorp, Inc.(NON)	28,600	882,882
Pinnacle Financial Partners, Inc.	49,090	2,815,312
Sterling Bancorp	102,927	1,986,491
Tristate Capital Holdings, Inc.(NON)	20,000	502,200
Umpqua Holdings Corp.	53,700	1,033,188
Valley National Bancorp	37,820	409,212
Western Alliance Bancorp(NON)	41,000	1,921,670

		26,433,384
Beverages (0.5%)
Craft Brew Alliance, Inc.(NON)	100,191	1,611,071

		1,611,071
Building products (0.6%)
Armstrong Flooring, Inc.(NON)	42,231	660,493
Quanex Building Products Corp.	73,900	1,166,881

		1,827,374
Capital markets (1.3%)
Donnelley Financial Solutions, Inc.(NON)	99,800	1,662,668
Medley Management, Inc. Class A	135,769	691,064
WisdomTree Investments, Inc.	194,700	1,380,423

		3,734,155
Chemicals (4.1%)
AgroFresh Solutions, Inc.(NON)(S)	69,183	291,260
Axalta Coating Systems, Ltd.(NON)	95,085	2,379,978
Huntsman Corp.	34,500	697,590
Innophos Holdings, Inc.	19,500	540,930
Minerals Technologies, Inc.	31,915	1,796,176
Orion Engineered Carbons SA (Luxembourg)	55,600	1,452,272
Venator Materials PLC (United Kingdom)(NON)	115,100	613,483
W.R. Grace & Co.	63,500	4,053,840

		11,825,529
Commercial services and supplies (2.7%)
CECO Environmental Corp.(NON)	138,181	1,148,284
Clean Harbors, Inc.(NON)	35,400	2,284,362
Interface, Inc.	55,700	902,340
Stericycle, Inc.(NON)	72,750	3,497,093

		7,832,079
Communications equipment (2.0%)
Acacia Communications, Inc.(NON)	5,100	218,688
ARRIS International PLC(NON)	34,000	1,050,600
Lumentum Holdings, Inc.(NON)(S)	12,919	574,508
Sierra Wireless, Inc. (Canada)(NON)(S)	188,411	3,025,881
Tessco Technologies, Inc.	76,723	931,417

		5,801,094
Construction and engineering (3.1%)
Construction Partners, Inc. Class A(NON)	86,571	847,530
Granite Construction, Inc.	16,990	860,204
MasTec, Inc.(NON)(S)	31,900	1,438,371
MYR Group, Inc./DE(NON)	73,952	2,314,698
Northwest Pipe, Co.(NON)	26,934	635,373
Orion Group Holdings, Inc.(NON)	52,520	228,987
Sterling Construction Co., Inc.(NON)	55,800	718,146
Williams Scotsman Corp.(NON)(S)	134,900	1,858,922

		8,902,231
Construction materials (1.6%)
Eagle Materials, Inc.(S)	36,740	2,682,020
Forterra, Inc.(NON)(S)	134,600	659,540
Summit Materials, Inc. Class A	32,600	472,700
U.S. Concrete, Inc.(NON)(S)	19,026	748,293

		4,562,553
Diversified financial services (0.3%)
Jefferies Financial Group, Inc.	33,900	740,715

		740,715
Electrical equipment (2.7%)
Acuity Brands, Inc.	10,600	1,378,212
AZZ, Inc.	47,300	2,258,102
LSI Industries, Inc.	109,992	485,065
Nexans SA (France)(S)	68,155	2,160,610
nVent Electric PLC (United Kingdom)	26,300	658,026
Powell Industries, Inc.	27,570	842,815

		7,782,830
Electronic equipment, instruments, and components (2.0%)
Bel Fuse, Inc. Class A	1,846	32,305
Celestica, Inc. (Canada)(NON)	283,173	2,913,850
Control4 Corp.(NON)	13,600	296,072
Evertz Technologies, Ltd. (Canada)	81,416	1,001,270
Knowles Corp.(NON)	105,795	1,612,316

		5,855,813
Energy equipment and services (2.4%)
Dril-Quip, Inc.(NON)	31,600	1,240,616
Geospace Technologies Corp.(NON)	22,048	342,846
Gulf Island Fabrication, Inc.(NON)	66,795	527,681
Key Energy Services, Inc.(NON)	54,575	318,172
MagSeis AS (Norway)(NON)	88,713	186,497
Natural Gas Services Group, Inc.(NON)	34,578	682,224
Patterson-UTI Energy, Inc.	176,850	2,454,678
Select Energy Services, Inc. Class A(NON)(S)	108,955	1,054,684

		6,807,398
Entertainment (2.2%)
IMAX Corp. (Canada)(NON)	61,900	1,148,864
Lions Gate Entertainment Corp. Class A	167,581	3,252,747
Madison Square Garden Co. (The) Class A(NON)	6,961	1,879,609

		6,281,220
Equity real estate investment trusts (REITs) (2.5%)
Condor Hospitality Trust, Inc.(R)	68,172	664,677
CorePoint Lodging, Inc.(R)	32,400	455,868
Gaming and Leisure Properties, Inc.(R)	51,740	1,781,408
Hersha Hospitality Trust(R)	70,300	1,342,730
RLJ Lodging Trust(R)	95,000	1,932,300
Spirit Realty Capital, Inc.(R)	145,475	1,079,425

		7,256,408
Food and staples retail (0.4%)
BJ's Wholesale Club Holdings, Inc.(NON)	22,139	517,167
Sprouts Farmers Market, Inc.(NON)	27,440	631,669

		1,148,836
Food products (1.0%)
Hain Celestial Group, Inc. (The)(NON)	90,420	1,871,694
Limoneira Co.	14,419	348,075
SunOpta, Inc. (Canada)(NON)	131,525	620,676

		2,840,445
Health-care equipment and supplies (0.5%)
Accuray, Inc.(NON)	317,446	1,301,529

		1,301,529
Health-care providers and services (1.4%)
Acadia Healthcare Co., Inc.(NON)	19,300	655,621
Brookdale Senior Living, Inc.(NON)	188,654	1,612,992
Cross Country Healthcare, Inc.(NON)	179,400	1,627,158

		3,895,771
Hotels, restaurants, and leisure (5.3%)
Bloomin' Brands, Inc.	57,550	1,125,103
Caesars Entertainment Corp.(NON)(S)	360,176	3,068,700
Carrols Restaurant Group, Inc.(NON)	94,600	1,042,492
Cedar Fair LP	124,163	6,794,197
Del Taco Restaurants, Inc.(NON)	98,678	1,056,841
Papa John's International, Inc.	5,300	254,347
Potbelly Corp.(NON)(S)	44,846	456,532
Red Robin Gourmet Burgers, Inc.(NON)(S)	41,304	1,432,836

		15,231,048
Insurance (1.3%)
American Equity Investment Life Holding Co.	108,630	3,707,542

		3,707,542
Interactive media and services (1.0%)
Cars.com, Inc.(NON)(S)	66,440	1,718,803
Meet Group, Inc. (The)(NON)	224,702	905,549
Trivago NV ADR (Germany)(NON)(S)	18,544	114,416

		2,738,768
Internet and direct marketing retail (0.3%)
Groupon, Inc.(NON)	320,607	984,263

		984,263
IT Services (1.5%)
CSG Systems International, Inc.	74,105	2,598,862
Information Services Group, Inc.(NON)	69,111	286,811
Perspecta, Inc.	49,200	1,038,612
PRGX Global, Inc.(NON)	27,509	256,659

		4,180,944
Leisure products (1.1%)
Clarus Corp.	177,433	2,008,542
MasterCraft Boat Holdings, Inc.(NON)	26,100	676,251
Mattel, Inc.(NON)(S)	34,110	474,129

		3,158,922
Machinery (3.5%)
ATS Automation Tooling Systems, Inc. (Canada)(NON)	71,200	912,072
Deutz AG (Germany)	305,718	2,243,506
DMC Global, Inc.	33,422	1,216,561
Evoqua Water Technologies Corp.(NON)	100,558	919,100
FreightCar America, Inc.(NON)	61,678	588,408
Gates Industrial Corp PLC(NON)(S)	40,417	595,342
Manitex International, Inc.(NON)(S)	219,343	1,599,010
Park-Ohio Holdings Corp.	3,702	133,494
Rexnord Corp.(NON)	14,500	410,495
Spartan Motors, Inc.	53,000	426,650
Trinity Industries, Inc.	36,611	872,440

		9,917,078
Media (1.2%)
Beasley Broadcast Group, Inc. Class A	103,226	530,582
Central European Media Enterprises, Ltd. Class A (Czech Republic)(NON)	13,012	42,679
Tribune Media Co. Class A	32,296	1,300,237
Tribune Publishing Co.(NON)	104,450	1,523,926

		3,397,424
Metals and mining (1.8%)
Allegheny Technologies, Inc.(NON)(S)	35,500	932,230
Carpenter Technology Corp.	50,600	2,179,848
Ferroglobe Representation & Warranty Insurance Trust(NON)	270,395	—
Major Drilling Group International, Inc. (Canada)(NON)	97,577	349,578
TimkenSteel Corp.(NON)(S)	102,800	1,134,912
Universal Stainless & Alloy Products, Inc.(NON)	27,900	546,003

		5,142,571
Multiline retail (0.2%)
Nordstrom, Inc.	11,150	589,501

		589,501
Oil, gas, and consumable fuels (7.3%)
Amplify Energy Corp.(NON)	18,859	196,134
Berry Petroleum Corp.	51,800	641,802
Callon Petroleum Co.(NON)	205,489	1,756,931
Chaparral Energy, Inc. Class A(NON)	135,357	1,346,802
Lilis Energy, Inc.(NON)(S)	380,826	784,502
Matador Resources Co.(NON)	36,300	827,640
Newfield Exploration Co.(NON)	87,800	1,488,210
Parsley Energy, Inc. Class A(NON)	39,800	801,174
Range Resources Corp.	53,224	774,409
Riviera Resources, Inc./Linn(NON)	88,398	1,633,595
Roan Resources, Inc.(NON)	112,251	1,155,063
SandRidge Energy, Inc.(NON)	109,564	1,073,727
Southwestern Energy Co.(NON)	77,768	374,842
Sunoco LP (Units)	87,815	2,455,307
Vermilion Energy, Inc. (Canada)	219,746	5,467,808

		20,777,946
Paper and forest products (0.4%)
Louisiana-Pacific Corp.	13,700	313,182
Western Forest Products, Inc. (Canada)	572,259	844,186

		1,157,368
Personal products (0.3%)
e.l.f. Beauty, Inc.(NON)(S)	59,635	760,943

		760,943
Pharmaceuticals (0.9%)
China Traditional Chinese Medicine Holdings Co., Ltd. (China)	3,942,000	2,631,249

		2,631,249
Professional services (0.5%)
BancTec, Inc. 144A CVR(F)	160,833	—
Franklin Covey, Co.(NON)	14,167	335,616
Willdan Group, Inc.(NON)	26,806	1,010,318

		1,345,934
Real estate management and development (0.4%)
Consolidated-Tomoka Land, Co.	12,682	735,810
Newmark Group, Inc. Class A	33,700	283,080

		1,018,890
Road and rail (0.7%)
Knight-Swift Transportation Holdings, Inc.	8,500	294,610
Saia, Inc.(NON)	8,900	536,759
US Xpress Enterprises, Inc. Class A(NON)	70,600	581,038
Werner Enterprises, Inc.	16,200	548,532

		1,960,939
Semiconductors and semiconductor equipment (1.4%)
AXT, Inc.(NON)	108,270	596,568
Cypress Semiconductor Corp.	32,541	452,320
Mellanox Technologies, Ltd. (Israel)(NON)	24,800	2,302,184
NeoPhotonics Corp.(NON)	91,100	701,470

		4,052,542
Software (2.2%)
A10 Networks, Inc.(NON)	68,300	430,290
Cision, Ltd.(NON)	56,400	706,128
LogMeIn, Inc.	9,198	848,332
Mitek Systems, Inc.(NON)	154,100	1,474,737
MYOB Group, Ltd. (Australia)	790,771	1,999,926
Progress Software Corp.	23,882	839,691

		6,299,104
Specialty retail (1.3%)
American Eagle Outfitters, Inc.	50,294	1,052,653
Genesco, Inc.(NON)	29,138	1,216,803
RTW RetailWinds, Inc.(NON)	126,932	425,222
Sportsman's Warehouse Holdings, Inc.(NON)	207,200	932,400

		3,627,078
Textiles, apparel, and luxury goods (2.0%)
Delta Apparel, Inc.(NON)	62,949	1,196,031
Hanesbrands, Inc.	91,400	1,454,174
Salvatore Ferragamo SpA (Italy)(S)	101,878	2,388,560
Unifi, Inc.(NON)	25,400	705,358

		5,744,123
Thrifts and mortgage finance (1.3%)
Flagstar Bancorp, Inc.(NON)	31,100	1,009,195
Meridian Bancorp, Inc.	67,235	1,099,292
Sterling Bancorp, Inc./MI	28,407	239,471
Territorial Bancorp, Inc.	13,798	384,274
Washington Federal, Inc.	37,300	1,074,613

		3,806,845
Tobacco (0.1%)
Turning Point Brands, Inc.	9,500	283,100

		283,100
Trading companies and distributors (1.1%)
Herc Holdings, Inc.(NON)	78,091	2,785,506
Houston Wire & Cable Co.(NON)	65,997	402,582

		3,188,088
Transportation infrastructure (0.4%)
Macquarie Infrastructure Co., LLC	26,500	1,105,050

		1,105,050

Total common stocks (cost $250,779,095)		$230,230,712

INVESTMENT COMPANIES (2.5%)(a)
	Shares	Value
Ares Capital Corp.	67,765	$1,154,716
Bain Capital Specialty Finance, Inc.(NON)(S)	84,127	1,548,778
Golub Capital BDC, Inc.	36,349	672,820
MVC Capital, Inc.	54,957	490,766
Solar Capital, Ltd.	35,597	754,300
TriplePoint Venture Growth BDC Corp.	207,123	2,454,408

Total investment companies (cost $7,144,294)		$7,075,788

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Bank of America N.A.
Dril-Quip, Inc. (Call)	Mar-19/$35.00	$330,059	$8,407	$51,377
Huntsman Corp. (Call)	Feb-19/20.00	593,538	29,354	46,232
Barclays Bank PLC
Hanesbrands, Inc. (Call)	Apr-19/13.00	177,269	11,142	37,153
TimkenSteel Corp. (Call)	Feb-19/10.00	130,802	11,848	21,240
WisdomTree Investments, Inc. (Call)	Mar-19/7.00	389,759	54,973	37,925
Citibank, N.A.
American Eagle Outfitters (Call)	Feb-19/19.00	387,958	18,536	54,790
Bojangles', Inc. (Call)	Feb-19/10.00	301,494	18,738	116,014
Cross Country Healthcare, Inc. (Call)	Mar-19/7.50	295,537	32,584	65,918
Donnelley Financial Solution (Call)	Apr-19/12.50	656,471	39,404	180,202
Eagle Materials, Inc. (Call)	Apr-19/65.00	562,903	7,711	85,403
Fluor Corp. (Call)	Jan-19/42.50	397,512	9,712	12,384
Logmein, Inc. (Call)	Mar-19/70.00	463,917	5,030	117,984
Pacific Premier Bancorp, Inc. (Call)	Mar-19/25.00	933,571	30,242	193,477
Stericycle, Inc. (Call)	Feb-19/40.00	685,046	14,251	122,747
W.R. Grace & Co. (Call)	Mar-19/60.00	374,294	5,863	37,175
JPMorgan Chase Bank N.A.
Red Robin Gourmet Burgers, Inc. (Call)	Dec-18/40.00	542,899	15,650	1,670
Morgan Stanley & Co. International PLC
Minerals Technologies, Inc. (Call)	Feb-19/55.00	775,313	13,776	55,714
UBS AG
Gates Industrial Corp. PLC (Call)	Feb-19/12.50	200,902	13,639	35,118

Total purchased options outstanding (cost $1,614,667)				$1,272,523

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 2.25%, 8/15/46(i)	$182,000	$148,035

Total U.S. treasury obligations (cost $148,035)		$148,035

SHORT-TERM INVESTMENTS (26.4%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 2.43%(AFF)	Shares	24,575,601	$24,575,601
Putnam Short Term Investment Fund 2.37%(AFF)	Shares	48,500,915	48,500,915
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15%(P)	Shares	1,140,000	1,140,000
U.S. Treasury Bills 2.481%, 4/18/19(SEG)		$158,000	156,547
U.S. Treasury Bills 2.366%, 2/14/19(SEG)		803,000	799,222
U.S. Treasury Bills 2.355%, 2/7/19(SEG)		105,000	104,557
U.S. Treasury Bills 2.269%, 1/10/19(SEG)		162,000	161,618
U.S. Treasury Bills 2.130%, 12/6/18		49,000	48,991

Total short-term investments (cost $75,487,295)			$75,487,451
TOTAL INVESTMENTS

Total investments (cost $335,173,386)			$314,214,509

FUTURES CONTRACTS OUTSTANDING at 11/30/18 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Russell 2000 Index E-Mini (Long)	301	$23,075,659	$23,095,730	Dec-18	$351,725
S&P 500 Index E-Mini (Long)	2	276,017	275,830	Dec-18	6,685

Unrealized appreciation					358,410

Unrealized (depreciation)					—

Total					$358,410

WRITTEN OPTIONS OUTSTANDING at 11/30/18 (premiums $178,364) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Barclays Bank PLC
Logmein, Inc. (Put)	Dec-18/$90.00	$139,728	$1,515	$3,613
Mastec, Inc. (Put)	Dec-18/45.00	204,799	4,542	7,721
Matador Resources Co. (Put)	Dec-18/22.50	270,545	11,866	12,756
Citibank, N.A.
Logmein, Inc. (Put)	Dec-18/95.00	1,029,102	11,158	53,321
Logmein, Inc. (Put)	Dec-18/90.00	294,029	3,188	7,232
Tribune Media Co. Class A (Put)	Dec-18/40.00	578,295	14,364	15,443
Credit Suisse International
Berry Global Group, Inc. (Put)	Dec-18/50.00	432,198	8,589	12,885
BJ's Wholesale Club Holdings (Call)	Dec-18/22.50	514,831	22,039	34,727
Brooks Automation, Inc. (Put)	Dec-18/27.50	475,741	15,670	7,058
Logmein, Inc. (Call)	Dec-18/90.00	177,451	1,924	9,120
Logmein, Inc. (Put)	Dec-18/85.00	95,089	1,031	1,365
Nordstrom, Inc. (Put)	Dec-18/52.50	577,658	10,926	10,763
Goldman Sachs International
Nordstrom, Inc. (Call)	Dec-18/52.50	526,057	9,950	12,518

Total				$188,522

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2018 through November 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $286,351,171.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 2/28/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/18
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$35,883,646	$171,594,060	$182,902,105	$591,592	$24,575,601
	Putnam Short Term Investment Fund**	24,225,064	348,818,064	324,542,213	371,413	48,500,915

	Total Short-term investments	$60,108,710	$520,412,124	$507,444,318	$963,005	$73,076,516
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $23,389,846, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $24,575,601. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,221,713.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $5,069,093 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $88,436 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$12,417,412	$—	$—
Consumer discretionary	29,296,931	2,388,560	—
Consumer staples	6,644,395	—	—
Energy	27,398,847	186,497	—
Financials	38,422,641	—	—
Health care	5,197,300	2,631,249	—
Industrials	44,089,948	4,404,116	—**
Information technology	24,189,571	1,999,926	—
Materials	22,688,021	—	—
Real estate	8,275,298	—	—

Total common stocks	218,620,364	11,610,348	—
Investment companies	7,075,788	—	—
Purchased options outstanding	—	1,272,523	—
U.S. treasury obligations	—	148,035	—
Short-term investments	49,640,915	25,846,536	—

Totals by level	$275,337,067	$38,877,442	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$358,410	$—	$—
Written options outstanding	—	(188,522)	—

Totals by level	$358,410	$(188,522)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
**Value of Level 3 Security is $ —.
Fair Value of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$1,630,933	$188,522

Total	$1,630,933	$188,522
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$630,000
Written equity option contracts (contract amount)	$650,000
Futures contracts (number of contracts)	200
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 28, 2019